Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance		$ 18,346
Disposals		(1,115)
Acquisitions		2,438
Impairment expense		(19,669)
Total